Debt	12 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Debt

7. Debt

As of March 31, 2017 and 2016, the Company’s outstanding long-term debt balances were subject to the Fourth Amendment of the Loan Agreement which went into effect in November 2015 in connection with the closing of the Company’s IPO.

In January 2012, Mimecast Services Limited and Mimecast North America, Inc., with Mimecast UK as guarantor, entered into a loan agreement with a lender (the Loan Agreement) providing for up to a £4.0 million asset based line of credit (the Equipment Line). Under the Equipment Line, the Company had the ability to use the borrowing capacity to finance Eligible Equipment purchases, as defined in the Loan Agreement, in British pounds or U.S. dollars. Outstanding amounts under the Equipment Line accrued interest at a rate equal to the U.K. LIBOR plus 6.00% per annum for advances in British pounds or the greater of (i) 7.50% per annum and (ii) the Prime Rate plus 3.50% per annum for U.S. dollar advances. Advances under the Equipment Line were repayable in 36 equal monthly payments of principal and interest following the date of the borrowing under the Equipment Line but no later than June 30, 2015.

In January 2013, the Company amended the Loan Agreement (the First Amendment) to aggregate the outstanding British pound advances and U.S. dollar advances into two individual Equipment Line advances of £1.7 million (the Sterling Equipment Advances) and $1.6 million (the U.S. Dollar Equipment Advances, collectively the Equipment Line Advances) and allowed for no additional advances under the Equipment Line. The First Amendment amended the interest rate on the Equipment Line Advances to a 4.50% per annum fixed interest rate and also extended the maturity date for the Equipment Line Advances to February 1, 2017, which included an interest only period for the first twelve months following the First Amendment date.

With the First Amendment, the Company also entered into a £3.0 million fixed interest rate term loan (the First Term Loan), which was repayable in 36 monthly installments starting twelve months following the first business day of the borrowing. Interest on the First Term Loan accrued and was payable monthly in arrears at 4.50% per annum. The First Term Loan matured on March 1, 2017.

In July 2014, the Company further amended the Loan Agreement (the Second Amendment) and entered into a second £5.0 million fixed interest rate term loan (the Second Term Loan), which is repayable in 36 monthly installments starting six months following the first business day of the borrowing. Interest on the Second Term Loan accrues and is payable monthly in arrears at 4.50% per annum and the Second Term Loan matures on January 1, 2018.

As of March 31, 2017 and 2016, the weighted-average interest rate for long-term debt was 4.50% per annum and there were no amounts available for future borrowings under the Term Loans or Equipment Line Advances.

As part of the First Amendment, the Company entered into a line of credit of up to the lesser of (i) £7.5 million and (ii) the equivalent of 80% of Eligible Accounts Receivables, as defined, plus £2.5 million (the Revolving Line). The Second Amendment increased the Revolving Line from up to £7.5 million to up to £10 million (the Amended Revolving Line). The Second Amendment also extended the maturity date of the Amended Revolving Line to July 15, 2016 and decreased the maximum interest rate on any advances to 4.00% per annum. The Amended Revolving Line had £5.0 million available upon the Second Amendment and another £5.0 million upon completion of an additional equity financing, which occurred upon completion of the Company’s IPO.

In November 2015, the Company further amended the Loan Agreement (the Fourth Amendment) to reflect the change in its reporting entity and to make available the additional £5.0 million in available credit under the facility that became accessible upon the completion of the IPO. The Amended Revolving Line expired unused on July 15, 2016 and as a result, no amounts were available for future borrowings under the line of credit as of March 31, 2017.

Under the Fourth Amendment, the Company must comply with certain financial covenants, including recurring revenue and adjusted quick ratio covenants, as defined. The interest rate will increase by 3.00% if the Company is not able to meet the financial covenants or has any other event of default, until cured. Failure to comply with these covenants, or the occurrence of an event of default, could permit the lender under the Loan Agreement to declare all amounts outstanding under the Loan Agreement, together with accrued interest and fees, to be immediately due and payable. In addition, the Loan Agreement is secured by substantially all of our assets. The Company was in compliance with all covenants under the Loan Agreement as of March 31, 2017 and 2016, respectively.

As of March 31, 2017, the Company had $1.7 million outstanding under the Second Term Loan and all amounts under the First Term Loan and Equipment Line Advances have been fully repaid. As of March 31, 2016, the Company had $1.3 million, $4.4 million and $1.2 million outstanding under the First Term Loan, Second Term Loan and Equipment Line Advances, respectively. Future minimum principal payment obligations due under the Company’s loan agreements are as follows:

Year Ending March 31,	Debt
2018	$1,734
2019	—
$1,734